Infrareit Acquisition And Sharyland Asset Exchange (Narrative) (Details) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2018 USD ($) $ / shares	Nov. 09, 2017 USD ($) mi customer item	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Transformer maintenance revenue				$ 1,095.0	$ 3,106.0	$ 3,958.0	$ 3,920.0	$ 3,878.0
Sharyland Merger Agreement [Member]
Business Acquisition [Line Items]
Purchase price		$ 408.0
Transmission of assets		$ 383.0
Miles of assets transferred | mi		258
Number of assets transferred in circuit miles | mi		517
Number of transmission lines transferred | item		345
Number of customers acquired | customer		55,000
Transformer maintenance revenue			$ 12.0
InfraREIT [Member]
Business Acquisition [Line Items]
Outstanding debt acquired				$ 945.0	$ 945.0
InfraREIT [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Price per share of common stock to stockholders and limited partners | $ / shares	$ 21.00
Purchase price	$ 1,275.0
Management agreement termination fee	$ 40.5
InfraREIT [Member] | Subsequent Event [Member] | Sempra Texas Holdings [Member]
Business Acquisition [Line Items]
Partnership interest	50.00%
InfraREIT [Member] | Subsequent Event [Member] | Sempra Texas Holdings [Member]
Business Acquisition [Line Items]
Partner capital contribution for business combination	$ 1,330.0